Conditional Licenses	12 Months Ended
Dec. 31, 2020
Conditional Licenses
Conditional Licenses

NOTE 20: CONDITIONAL LICENSES

On July 27, 2020, the company reached a settlement with the State of Nevada, Department of Taxation where the Company was assigned two Cannabis Dispensary licenses in City of Las Vegas and Carson City.